Dear Shareholder:

Coming off a record year such as 1995, most mutual funds are touting their performance. They take out ads with banner headlines announcing 30% equity returns and higher!

Well, we're very pleased with the results the McM Funds earned for you in 1995, make no mistake about that. But we've been around enough to know that record performance years are just that -- records, not the norm. In more than 26 years in business, we've seen great markets like 1995 and some years we'd frankly like to forget.

Our investment approach is designed for all types of markets. We know that one-year performance doesn't win the day for investors with a long-term focus. And that's who we're in business to serve. Our high quality, risk-control investment strategy performs well in up markets. And it's designed to weather the inevitable "storms" that pass through the financial world.

At McM Funds, we're ready for whatever may happen. We're not in the business of predicting the future, it's our business to prepare for the future, always with your best interests in mind.

Thank you for your continuing trust in us. We look forward to a prosperous 1996 for all our shareholders.

Sincerely,

/s/ THOMAS A. MORTON
-------------------
Thomas A. Morton
Chairman

                                                                        REVIEW
==============================================================================

"WE BELIEVE 1995 WILL BE A REWARDING YEAR FOR INVESTING IN U.S. SECURITIES."

                                            -MCM FUNDS SEMI-ANNUAL REPORT
                                             FEBRUARY, 1995

At the beginning of 1995, it was difficult to imagine an investment environment so positive that we would see returns of 36% in stocks and 19% in bonds. However, as 1995 progressed, interest rates declined 200 basic points (2.0%) which fueled strong bond performance and, combined with strong corporate profits, contributed to superior stock market returns.

McM Funds' shareholders enjoyed 1995's strong investment environment.


                              Average Annual Returns (%)
                            -----------------------------
                              One Year    Since Inception
                                1995            7/94
                             ----------   ---------------
Equity Investment  .......      35.94           24.35
Balanced  ................      28.71           19.43
Fixed Income  ............      19.29           12.23
Intermediate Fixed Income       14.95            9.64
Principal Preservation  ..       5.73            5.42

Why was 1995 such a great year?

There was a combination of factors that advanced the stock and bond markets. Inflation remained in control. Interest rates declined. Corporations produced strong balance sheets and record earnings. The debate in Washington, D.C. focused on smaller government. All of these factors occurred while the economy was making the transition to slower growth without falling into recession.

The close of 1995 marked McM Funds' first full calendar year of operations. We are very proud of our results and are pleased to inform our shareholders that our disciplined investment approach continues to perform to our expectations.

===============================================================================

                                                                       OUTLOOK
===============================================================================

                             FIXED INCOME MARKET

The yield curve today is very flat. The yield on thirty-year treasury bonds is only slightly higher than overnight investments. We remain positive on the bond market but do not expect returns to match 1995's. Accordingly, we have shortened our risk posture to a "neutral" position that matches the market to protect our fixed income portfolios from any adverse interest rate movements.

Within a historical context, "real" yields (yield minus inflation) from bonds remain extremely positive. Investors can achieve bond market yields of 6.5% in a period where inflation is 2.5% to 3%. If inflation remains low, as we expect, the bond market will remain attractive.

Continued emphasis is placed on high quality investments. The Fixed Income Fund and the Intermediate Fixed Income Fund are invested 71% and 68% in government or AAA securities, respectively.

                                 STOCK MARKET

Lower interest rates, surging corporate profits and the debate in Washington over the role of government contributed to the significant stock market advance in 1995. We expect this climate to continue into 1996 in a slower growth economy. Corporate restructurings and stock buybacks should also continue to enhance positive stock market performance in 1996.


The stock market could be more volatile in early 1996 if investors adjust their expectations after such a strong 1995. We should expect downward adjustments if corporate profits decline, interest rates increase or we experience legislative gridlock. Even as the market continues to establish new record highs, it is important to note values in stocks, as measured by the price to earnings ratio, are not at or near the high levels that have preceded previous stock market declines.

The McM Funds Balanced Fund and Equity Investment Fund remain highly diversified, reducing the risk of any one stock held. Emphasis remains in technology, finance, health care and capital goods offset with lower weightings in the consumer goods and utilities sectors.

=============================================================================

McM Funds -- Schedule of Investments (unaudited)            December 31, 1995
-----------------------------------------------------------------------------
EQUITY INVESTMENT FUND
                                         Shares      Value
                                        --------   ---------
COMMON STOCKS - 98.36%
Business Equipment & Service - 1.23%
Automatic Data Processing, Inc.  ....      700     $ 51,975
Dun & Bradstreet Corp.  .............      200       12,950
Flightsafety International, Inc.  ...      550       27,638
                                                   ---------
                                                     92,563
                                                   ---------
Capital Goods - 7.86%
Cooper Industries, Inc.  ............    1,400       51,450
Emerson Electric Co.  ...............      900       73,575
General Electric Co.  ...............    3,050      219,600
Illinois Tool Works, Inc.  ..........      500       29,500
Ingersoll Rand Co.  .................    2,000       70,250
PPG Industries, Inc.  ...............    1,700       77,775
Tyco International, Ltd.  ...........    1,980       70,537
                                                   ---------
                                                    592,687
                                                   ---------
Consumer Durables - 2.30%
Ford Motor Co.  .....................    3,050       88,450
General Motors Co.  .................    1,600       84,600
                                                   ---------
                                                    173,050
                                                   ---------
Consumer Non-Durables - 8.84%
Anheuser Busch Cos., Inc.  ..........      900       60,187
CPC International, Inc.  ............    1,050       72,056
Darden Restaurants, Inc.  ...........      100        1,187
Eastman Kodak Co.  ..................      950       63,650
General Mills, Inc.  ................      300       17,325
Pepsico, Inc.  ......................    2,150      120,131
Philip Morris Cos., Inc.  ...........    2,125      192,313
Procter & Gamble Co.  ...............      800       66,400
Sara Lee Corp.  .....................    2,300       73,312
                                                   ---------
                                                    666,561
                                                   ---------
Consumer Services - 2.56%
Walt Disney Co.  ....................      800       47,200
Hilton Hotels Corp.  ................      700       43,050
Knight Ridder, Inc.  ................      800       50,000
Time Warner, Inc.  ..................    1,400       53,025
                                                   ---------
                                                    193,275
                                                   ---------
Energy - 10.82%
Amerada Hess Corp.  .................      900       47,700
Amoco Corp.  ........................    1,300       93,438
Atlantic Richfield Co.  .............      200       22,150
Baker Hughes, Inc.  .................    1,700       41,438
British Petroleum PLC  ..............      601       61,377
Burlington Resources, Inc.  .........    1,000       39,250
Chevron Corp.  ......................    1,620       85,050
Exxon Corp.  ........................    1,300      104,162
Mobil Corp.  ........................      700       78,400
Royal Dutch Petroleum Co.  ..........      450       63,506
Schlumberger, Ltd.  .................      450       31,163
Texaco, Inc.  .......................    1,300      102,050
Unocal Corp.  .......................      900       26,213
Valero Energy Corp.  ................      800       19,600
                                                   ---------
                                                    815,497
                                                   ---------
See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)            December 31, 1995
-----------------------------------------------------------------------------
EQUITY INVESTMENT FUND (CONTINUED)
                                            Shares       Value
                                           --------   -----------
COMMON STOCKS - (continued)
Financial Services - 14.14%
American International Group, Inc.  ....      900     $   83,250
BankAmerica Corp.  .....................    1,912        123,802
Bankers Trust Corp.  ...................      200         13,300
Chase Manhattan Corp.  .................    1,730        104,881
Chemical Banking Corp.  ................    1,600         94,000
Chubb Corp.  ...........................      740         71,595
Citicorp  ..............................    1,800        121,050
Federal National Mortgage Assn.  .......    1,800        223,425
First Bank System, Inc.  ...............    1,700         84,362
General RE Corp.  ......................      450         69,750
Morgan (JP) & Co., Inc.  ...............      950         76,238
                                                      -----------
                                                       1,065,653
                                                      -----------
Health Care - 10.81%
Alza Corp. Cl. A  ......................    1,000         24,750
Bausch & Lomb, Inc.  ...................      700         27,737
Baxter International, Inc.  ............    1,800         75,375
Bristol-Myers Squibb Co.  ..............    1,300        111,637
Columbia/HCA Healthcare Corp.  .........      800         40,600
Johnson & Johnson  .....................      800         68,500
Lilly Eli & Co.  .......................    1,560         87,750
Merck & Co., Inc.  .....................    2,060        135,445
Schering Plough Corp.  .................    2,100        114,975
St. Jude Medical, Inc.  ................      600         25,800
United Healthcare Corp.  ...............      600         39,300
Warner & Lambert Co.  ..................      650         63,131
                                                      -----------
                                                         815,000
                                                      -----------
Multi-Industry - 1.08%
Minnesota Mining & Mfg. Co.  ...........    1,230         81,488
                                                      -----------
Raw Materials - 4.47%  .................
Aluminum Co. of America  ...............    1,340         70,853
Dow Chemical Co.  ......................      970         68,264
Dupont (EI) De Nemours & Co.  ..........    1,600        111,800
Monsanto Co.  ..........................      700         85,750
                                                      -----------
                                                         336,667
                                                      -----------
Retail - 7.05%
Albertsons, Inc.  ......................    3,200        105,200
Dillard Dept. Stores, Inc. Cl. A  ......    2,050         58,425
Limited, Inc.  .........................    2,300         39,963
May Department Stores Co.  .............    1,700         71,825
Penney (JC), Inc.  .....................    1,450         69,056
Price/Costco, Inc.*  ...................    2,300         35,075
Toys R US, Inc.*  ......................      800         17,400
Wal Mart Stores, Inc.  .................    4,150         92,856
Walgreen Co.  ..........................    1,400         41,825
                                                      -----------
                                                         531,625
                                                      -----------
Shelter - 1.70%
Georgia Pacific Corp.  .................    1,300         89,212
Kimberly Clark Corp.  ..................      460         38,065
Schweitzer-Mauduit International, Inc. .       36            833
                                                      -----------
                                                         128,110
                                                      -----------
See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)            December 31, 1995
-----------------------------------------------------------------------------
EQUITY INVESTMENT FUND (CONTINUED)
                                          Shares         Value
                                        ------------   ------------
COMMON STOCKS - (continued)
Technology - 13.22%
Airtouch Communications*  ..............    1,750     $   49,438
AMP, Inc.  .............................    1,950         74,831
Boeing Co.  ............................      300         23,512
Compaq Computer Corp.*  ................    3,300        158,400
Hewlett Packard Co.  ...................    1,300        108,875
Honeywell, Inc.  .......................    1,560         75,855
Intel Corp.  ...........................    3,800        215,650
IBM Corp.  .............................    1,000         91,750
Motorola, Inc.  ........................    2,100        119,700
Seagate Technology*  ...................    1,000         47,500
Tandem Computers, Inc.*  ...............    2,900         30,813
                                                     ------------
                                                         996,324
                                                     ------------
Transportation - 1.83%
AMR Corp.  .............................    1,000         74,250
CSX Corp.  .............................    1,400         63,875
                                                     ------------
                                                         138,125
                                                     ------------
Utilities - 10.45%
AT & T Corp.  ..........................    1,830        118,493
El Paso Natural Gas Co.  ...............    1,900         53,912
GTE Corp.  .............................    2,600        114,400
MCI Communications Corp.  ..............    2,100         54,863
Pacific Gas & Electric Co.  ............    2,400         68,100
Pacific Telesis Group  .................    2,100         70,612
PECO Energy Co.  .......................    2,500         75,313
SBC Communications, Inc.  ..............    1,600         92,000
SCE Corp.  .............................    4,000         71,000
Unicom Corp.  ..........................    2,100         68,775
                                                     ------------
                                                         787,468
                                                     ------------
TOTAL COMMON STOCKS - 98.36%
  (Cost $6,355,596)(1) .................               7,414,093
                                                      ------------
CASH AND OTHER ASSETS NET OF LIABILITIES
   - 1.64%  ............................                 123,552
                                                      ------------
NET ASSETS - 100.00%  ..................              $7,537,645
                                                      ============
(1) Aggregate cost for federal income tax
    purposes is $6,355,596 and net
    unrealized appreciation is
    as follows:
     Gross unrealized
       appreciation  .................. $1,103,008
     Gross unrealized
       depreciation  ..................    (44,511)
                                        ----------
   Net unrealized appreciation  ....... $1,058,497
                                        ==========
* Non-dividend paying stock.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)            December 31, 1995
-----------------------------------------------------------------------------
BALANCED FUND
                                        Shares      Value
                                       --------   ---------
COMMON STOCKS - 57.36%
Business Equipment & Service - 0.68%
Automatic Data Processing, Inc.  ...      350     $ 25,988
Dun & Bradstreet Corp.  ............      100        6,475
Flightsafety International, Inc.  ..      100        5,025
                                                  ---------
                                                    37,488
                                                  ---------
Capital Goods - 4.93%
Cooper Industries, Inc.  ...........      500       18,375
Emerson Electric Co.  ..............      450       36,787
General Electric Co.  ..............    1,500      108,000
Illinois Tool Works, Inc.  .........      200       11,800
Ingersoll Rand Co.  ................      800       28,100
PPG Industries, Inc.  ..............      750       34,313
Tyco International, Ltd.  ..........      900       32,062
                                                  ---------
                                                   269,437
                                                  ---------
Consumer Durables - 1.32%
Ford Motor Co.  ....................    1,400       40,600
General Motors Co.  ................      600       31,725
                                                  ---------
                                                    72,325
                                                  ---------
Consumer Non-Durables - 5.71%
Anheuser Busch Cos., Inc.  .........      200       13,375
CPC International, Inc.  ...........      450       30,881
Darden Restaurants, Inc.  ..........      200        2,375
Eastman Kodak Co.  .................      450       30,150
General Mills, Inc.  ...............      150        8,663
Pepsico, Inc.  .....................    1,150       64,256
Philip Morris Cos., Inc.  ..........    1,000       90,500
Procter & Gamble Co.  ..............      400       33,200
Sara Lee Corp.  ....................    1,200       38,250
                                                  ---------
                                                   311,650
                                                  ---------
Consumer Services - 1.46%
Walt Disney Co.  ...................      500       29,500
Hilton Hotels Corp.  ...............      150        9,225
Knight Ridder, Inc.  ...............      200       12,500
Time Warner, Inc.  .................      750       28,406
                                                  ---------
                                                    79,631
                                                  ---------
Energy - 6.48%
Amerada Hess Corp.  ................      300       15,900
Amoco Corp.  .......................      450       32,344
Atlantic Richfield Co.  ............      200       22,150
Baker Hughes, Inc.  ................      800       19,500
British Petroleum PLC  .............      300       30,638
Burlington Resources, Inc.  ........      350       13,737
Chevron Corp.  .....................      650       34,125
Exxon Corp.  .......................      700       56,088
Mobil Corp.  .......................      250       28,000
Royal Dutch Petroleum  .............      200       28,225
Schlumberger, Ltd.  ................      250       17,312
Texaco, Inc.  ......................      400       31,400
Unocal Corp.  ......................      600       17,475
Valero Energy Corp.  ...............      300        7,350
                                                  ---------
                                                   354,244
                                                  ---------
See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)            December 31, 1995
-----------------------------------------------------------------------------
BALANCED FUND (CONTINUED)
                                            Shares      Value
                                           --------   ---------
COMMON STOCKS - (continued)
Financial Services - 7.99%
American International Group, Inc.  ....      325     $ 30,063
BankAmerica Corp.  .....................      900       58,275
Bankers Trust Corp.  ...................      400       26,600
Chase Manhattan Corp.  .................      700       42,437
Chemical Banking Corp.  ................      700       41,125
Chubb Corp.  ...........................      250       24,188
Citicorp  ..............................      850       57,163
Federal National Mortgage Assn.  .......      600       74,475
First Bank System, Inc.  ...............      700       34,737
General RE Corp.  ......................      150       23,250
Morgan (JP) & Co., Inc.  ...............      300       24,075
                                                      ---------
                                                       436,388
                                                      ---------
Health Care - 6.36%
Alza Corp. Cl. A  ......................      400        9,900
Bausch & Lomb, Inc.  ...................      350       13,869
Baxter International, Inc.  ............      800       33,500
Bristol-Myers Squibb Co.  ..............      450       38,644
Columbia/ HCA Healthcare Corp.  ........      250       12,688
Johnson & Johnson  .....................      500       42,812
Lilly Eli & Co.  .......................      600       33,750
Merck & Co., Inc.  .....................      950       62,463
Schering Plough Corp.  .................      900       49,275
St. Jude Medical, Inc.  ................      300       12,900
United Healthcare Corp.  ...............      200       13,100
Warner & Lambert Co.  ..................      250       24,281
                                                      ---------
                                                       347,182
                                                      ---------
Multi-Industry - 0.61%
Minnesota Mining & Mfg. Co.  ...........      500       33,125
                                                      ---------
Raw Materials - 2.46%
Aluminum Co. of America  ...............      550       29,081
Dow Chemical Co.  ......................      550       38,706
Dupont (EI) De Nemours & Co.  ..........      600       41,925
Monsanto Co.  ..........................      200       24,500
                                                      ---------
                                                       134,212
                                                      ---------
Retail - 4.04%
Albertsons, Inc.  ......................    1,250       41,094
Dillard Dept. Stores, Inc. Cl. A  ......      650       18,525
Limited, Inc.  .........................      200        3,475
May Department Stores Co.  .............      800       33,800
Penney (JC), Inc.  .....................      600       28,575
Price/Costco, Inc.*  ...................    1,100       16,775
Toys R US, Inc.*  ......................      300        6,525
Wal Mart Stores, Inc.  .................    2,000       44,750
Walgreen Co.  ..........................      900       26,888
                                                      ---------
                                                       220,407
                                                      ---------
Shelter - 0.96%
Georgia Pacific Corp.  .................      450       30,881
Kimberly Clark Corp.  ..................      250       20,688
Schweitzer-Mauduit International, Inc.         25          578
                                                      ---------
                                                        52,147
                                                      ---------
See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)            December 31, 1995
-----------------------------------------------------------------------------
BALANCED FUND (CONTINUED)
                                          Shares       Value
                                         --------   -----------

COMMON STOCKS - (continued)
Technology - 7.36%
Airtouch Communications*  ............    1,100     $   31,075
AMP, Inc.  ...........................      850         32,619
Boeing Co.  ..........................      100          7,838
Compaq Computer Corp.*  ..............    1,200         57,600
Hewlett Packard Co.  .................      600         50,250
Honeywell, Inc.  .....................      700         34,037
Intel Corp.  .........................    1,500         85,125
IBM Corp.  ...........................      300         27,525
Motorola, Inc.  ......................      950         54,150
Seagate Technology, Inc.*  ...........      300         14,250
Tandem Computers, Inc.*  .............      700          7,437
                                                    -----------
                                                       401,906
                                                    -----------
Transportation - 1.01%
AMR Corp.  ...........................      500         37,125
CSX Corp.  ...........................      400         18,250
                                                    -----------
                                                        55,375
                                                    -----------
Utilities - 5.99%
AT & T Corp.  ........................    1,000         64,750
El Paso Natural Gas Co.  .............      500         14,187
GTE Corp.  ...........................    1,400         61,600
MCI Communications Corp.  ............      900         23,512
Pacific Gas & Electric Co.  ..........      950         26,956
Pacific Telesis Group  ...............      800         26,900
PECO Energy Co.  .....................      800         24,100
SBC Communications, Inc.  ............      650         37,375
SCE Corp.  ...........................    1,400         24,850
Unicom Corp.  ........................      700         22,925
                                                    -----------
                                                       327,155
                                                    -----------
TOTAL COMMON STOCKS (Cost $2,676,715)                3,132,672

                                                    Principal
                                                      Amount        Value
                                                    -----------   ---------
FIXED INCOME SECURITIES - 37.66%
U.S. Government Obligations - 15.38%
U.S. Treasury Notes
 7.750%, 02/15/01  ..............................    $ 55,000       60,761
 7.500%, 05/15/02  ..............................     250,000      277,387
 6.375%, 08/15/02  ..............................     143,000      150,176
 11.625%, 11/15/02  .............................     132,000      177,898
 11.125%, 08/15/03  .............................      38,000       51,069
 10.750%, 08/15/05  .............................      89,000      122,399
                                                                  ---------
Total U.S. Government Obligations (Cost
  $812,015) .....................................                  839,690
                                                                  ---------
Collateralized Mortgage Obligations - 13.66%
Federal Home Loan Mortgage Corp. - 8.11%
 6.300%, 10/15/18  ..............................     100,000      100,853
 6.250%, 05/15/19  ..............................     100,000      100,598
 5.950%, 11/15/19  ..............................     100,000       99,655
 6.500%, 08/15/21  ..............................      40,000       40,786
 6.650%, 07/15/22  ..............................     100,000      101,320
                                                                  ---------
                                                                   443,212
                                                                  ---------
See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)            December 31, 1995
-----------------------------------------------------------------------------
BALANCED FUND (CONTINUED)
                                                    Principal
                                                      Amount         Value
                                                   -----------   ------------
FIXED INCOME SECURITIES - (continued)
Federal National Mortgage Association - 5.55%
 6.000%, 09/25/18  ..............................    $ 50,000   $   49,628
 6.250%, 01/25/20  ..............................     100,000      100,445
 6.850%, 10/25/20  ..............................      50,000       51,161
 6.750%, 05/25/21  ..............................     100,000      101,795
                                                               ------------
                                                                   303,029
                                                               ------------
Total Collateralized Mortgage Obligations
  (Cost $703,277)  ..............................                  746,241
                                                               ------------
U.S. Government Agency Obligations - 0.23%
Resolution Funding Corp., 0.000%, 10/15/12**  ...      35,000       12,416
                                                               ------------
Total U.S. Government Agency Obligations
  (Cost $12,238)  ...............................                   12,416
                                                               ------------
Corporate Bonds - 8.39%
Financial Services - 6.44%
Associates Corp. North America, 6.375%, 10/15/02.      50,000       51,000
Beneficial Corp., 9.470%, 03/09/01  .............      30,000       34,575
Commercial Credit Co., 6.375%, 09/15/02  ........      50,000       51,125
Finova Capital Corp., 6.625%, 09/15/01  .........      50,000       51,313
Ford Motor Credit Co., 6.250%, 11/08/00  ........      50,000       50,625
Household Finance Corp., 6.700%, 06/15/02  ......      50,000       51,812
Transamerica Financial Group, 7.510%, 04/15/02...      30,000       32,362
Travelers, Inc., 9.500%, 03/01/02  ..............      25,000       29,062
                                                               ------------
                                                                   351,874
                                                               ------------
Industrial - 1.95%
Philip Morris Cos., Inc., 7.500%, 01/15/02  .....      50,000       53,125
Smith Barney Holdings, Inc., 7.980%, 03/01/00  ..      50,000       53,438
                                                               ------------
                                                                   106,563
                                                               ------------
Total Corporate Bonds (Cost $442,444)  ..........                  458,437
                                                               ------------
TOTAL FIXED INCOME SECURITIES (Cost $1,969,974)..                2,056,784
                                                               ------------
TOTAL INVESTMENTS - 95.02% (Cost $4,646,689)(1)..                5,189,456
                                                               ------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 4.98%.                  271,749
                                                               ------------
NET ASSETS - 100.00%  ...........................               $5,461,205
                                                                ============
(1)Aggregate cost for federal income tax purposes
   is $4,646,689 and net unrealized
   appreciation is as follows:
   Gross unrealized appreciation  ...............    $559,663
   Gross unrealized depreciation  ...............     (16,896)
                                                  -----------
       Net unrealized appreciation  .............    $542,767
                                                  ===========
* Non-dividend paying stock.
**Zero income bond.
See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)            December 31, 1995
-----------------------------------------------------------------------------

FIXED INCOME FUND
                                                  Principal
                                                    Amount         Value
                                                  -----------   -----------
FIXED INCOME SECURITIES - 98.34%
U.S. Government Obligations - 24.55%
U.S. Treasury Notes
 6.500%, 09/30/96  ..............................    $ 35,000   $   35,306
 6.375%, 08/15/02  ..............................     330,000      346,559
 10.750%, 05/15/03  .............................      44,000       57,805
 11.875%, 11/15/03  .............................     434,000      607,049
 10.750%, 08/15/05  .............................      62,000       85,267
 7.500%, 11/15/16  ..............................     532,000      624,094
 8.875%, 08/15/17  ..............................      61,000       81,715
                                                                -----------
Total U.S. Government Obligations
  (Cost $1,681,508)  ............................                1,837,795
                                                                -----------
U.S. Government Agency Obligations - 7.64%
Federal Home Loan Bank - 6.22%
 7.440%, 08/10/01  ..............................     150,000      162,808
 7.780%, 10/19/01  ..............................     275,000      303,438
                                                                -----------
                                                                   466,246
                                                                -----------
Guaranteed Export Trust - 0.81%
 6.130%, 06/15/04  ..............................      60,000       60,463
                                                                -----------

Resolution Funding Federal Bank - 0.61%
 0.000%, 10/15/06*  .............................      85,000       45,350
                                                                -----------
Total U.S. Government Agency Obligations
  (Cost $545,024)  ..............................                  572,059
                                                                -----------
Collateralized Mortgage Obligations - 37.63%
Federal Home Loan Mortgage Corp. - 19.52%
 6.250%, 11/15/18  ..............................     175,000      175,998
 6.400%, 05/15/19  ..............................     150,000      151,948
 6.250%, 05/15/19  ..............................     250,000      251,093
 5.950%, 11/15/19  ..............................     200,000      199,311
 6.500%, 06/25/20  ..............................     100,000      101,796
 6.350%, 07/15/21  ..............................     150,000      151,729
 6.500%, 08/15/21  ..............................      75,000       76,474
 6.650%, 07/15/22  ..............................     150,000      151,980
 6.750%, 05/15/23  ..............................     200,000      200,798
                                                                -----------
                                                                 1,461,127
                                                                -----------
Federal National Mortgage Association - 18.11%
 7.500%, 07/25/18  ..............................      36,368       37,057
 6.000%, 09/25/18  ..............................      40,000       39,702
 6.500%, 03/25/19  ..............................     150,000      152,357
 6.500%, 04/25/19  ..............................     150,000      152,318
 3.500%, 05/25/19  ..............................     125,000      109,489
 6.500%, 09/25/19  ..............................     150,000      150,826
 6.250%, 01/25/20  ..............................     220,000      220,980
 6.850%, 10/25/20  ..............................      40,000       40,929
 6.750%, 11/25/20  ..............................     200,000      203,615
 6.750%, 05/25/21  ..............................     200,000      203,590
 0.000%, 03/25/22*  .............................      47,688       44,397
                                                                -----------
                                                                 1,355,260
                                                                -----------
Total Collateralized Mortgage Obligations (Cost
  $2,699,565) ...................................                2,816,387
                                                                -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)            December 31, 1995
-----------------------------------------------------------------------------
FIXED INCOME FUND (continued)

                                                  Principal
                                                   Amount         Value
                                                 -----------   ------------

Asset Backed Securities - 0.78%
CMO Trust, 8.650%, 03/01/03  ....................  $ 15,362      $   15,924
Ford Credit Trust, 4.850%, 01/15/98  ............    15,563          15,467
G.S. Trust, 9.450%, 10/27/03  ...................    18,459          19,394
Premier Auto Trust, 4.550%, 03/15/98  ...........     7,833           7,778
                                                                ------------
Total Asset Backed Securities (Cost $57,755)                         58,563
                                                                ------------
Corporate Bonds - 27.74%
Electric Utility - 1.02%
Commonwealth Edison Co., 6.250%, 10/01/97  ......    50,000          50,313
Long Island Lighting Co., 7.625%, 04/15/98  .....    25,000          25,750
                                                                ------------
                                                                     76,063
                                                                ------------
Financial Services - 20.42%
Associates Corp. North America, 4.500%, 02/15/96     50,000          49,942
Associates Corp. North America, 6.375%, 10/15/02    120,000         122,400
BankAmerica Corp., 6.875%, 11/20/97  ............    50,000          51,188
Beneficial Corp., 8.400%, 06/07/96  .............    50,000          50,584
Beneficial Corp., 8.100%, 11/09/99  .............   100,000         107,375
Beneficial Corp., 9.470%, 03/09/01  .............    20,000          23,050
Chrysler Financial Corp., 6.500%, 06/15/98  .....    25,000          25,406
Commercial Credit Co., 8.250%, 11/01/01  ........    50,000          50,001
Commercial Credit Co., 8.250%, 11/01/01  ........    75,000          83,531
Commercial Credit Co., 6.375%, 09/15/02  ........   100,000         102,250
Finova Capital Corp., 6.625%, 09/15/01  .........   100,000         102,625
Ford Motor Credit Co., 8.900%, 06/03/96  ........    50,000          50,655
Ford Motor Credit Co., 6.250%, 11/08/00  ........   100,000         101,250
General Motors Acceptance Corp., 7.600%, 02/10/97    50,000          51,125
Household Financial Corp., 6.760%, 01/22/98  ....    50,000          51,125
Household Financial Corp., 6.700%, 06/15/02  ....    75,000          77,719
Morgan Stanley Group, Inc., 5.650%, 06/15/97  ...    50,000          50,000
Morgan Stanley Group, Inc., 7.500%, 09/01/99  ...    75,000          78,562
Norwest Financial, Inc., 7.850%, 04/15/97  ......    50,000          51,500
Transamerica Financial Group, 7.500%, 09/14/01  .    75,000          80,326
Transamerica Financial Group, 7.510%, 04/15/02  .    75,000          80,906
Travelers, Inc., 9.500%, 03/01/02  ..............    75,000          87,188
                                                                ------------
                                                                  1,528,708
                                                                ------------
Industrial - 6.30%
IBM Corp., 6.375%, 06/15/00  ....................    75,000          76,969
Philip Morris Cos., Inc., 6.375%, 01/15/98  .....    50,000          50,625
Philip Morris Cos., Inc., 7.500%, 01/15/02  .....   175,000         185,938
Sears Roebuck & Co., 9.250%, 04/15/98  ..........    50,000          53,812
Tele Communications, 7.000%, 08/04/97  ..........    25,000          25,375
WMX Technologies, Inc., 8.125%, 02/01/98  .......    75,000          78,563
                                                                ------------
                                                                    471,282
                                                                ------------
Total Corporate Bonds (Cost $2,026,118)  ........                 2,076,053
                                                                ------------
TOTAL FIXED INCOME SECURITIES - 98.34%
  (Cost $7,009,970)(1) ..........................                 7,360,857
                                                                ------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.66%                    123,921
                                                                ------------
NET ASSETS - 100.00%  ...........................                $7,484,778
                                                                ============
(1) Aggregate cost for federal income tax
     purposes is $7,009,970 and net unrealized
     appreciation is as follows:
 Gross unrealized appreciation  ...............    $350,887
 Gross unrealized depreciation  ...............           0
                                                 -----------
  Net unrealized appreciation  ................    $350,887
                                                 ===========
* Zero income bond.
See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)            December 31, 1995
-----------------------------------------------------------------------------

INTERMEDIATE FIXED INCOME FUND

                                                   Principal
                                                    Amount         Value
                                                  -----------   ------------
FIXED INCOME SECURITIES - 98.46%
U.S. Government Obligations - 19.76%
U.S. Treasury Notes
   6.000%, 06/30/96 .............................  $   50,000    $    50,192
   6.500%, 05/15/97 .............................     175,000        178,024
   5.125%, 06/30/98 .............................     250,000        249,623
   5.875%, 08/15/98 .............................     300,000        304,803
   5.125%, 11/30/98 .............................     153,000        152,564
   5.500%, 02/28/99 .............................     490,000        493,479
   5.875%, 03/31/99 .............................   3,450,000      3,513,273
   6.750%, 05/31/99 .............................     770,000        804,642
   6.375%, 07/15/99 .............................     200,000        206,908
   6.875%, 07/31/99 .............................   1,405,000      1,476,219
   7.125%, 09/30/99 .............................   3,315,000      3,516,485
   7.750%, 11/30/99 .............................     200,000        216,870
   11.875%, 11/15/03 ............................     605,000        846,232
   10.750%, 08/15/05 ............................     150,000        206,290
                                                                 ------------
Total U.S. Government Obligations
  (Cost $11,977,469)  ...........................                 12,215,604
                                                                 ------------
U.S. Government Agency Obligations - 8.61%
Federal Home Loan Bank - 0.16%
   6.110%, 07/17/00 .............................     100,000        102,258
                                                                 ------------
Federal Home Loan Mortgage Corp. - 1.25%
   6.550%, 04/19/99 ............................      550,000        568,310
   5.905%, 06/13/00 ............................      200,000        202,520
                                                                 ------------
                                                                     770,830
                                                                 ------------
Federal National Mortgage Association - 3.85%
   8.700%, 06/10/99 ............................    1,635,000      1,798,418
   8.350%, 11/10/99 ............................      530,000        582,353
                                                                 ------------
                                                                   2,380,771
                                                                 ------------
Guaranteed Export Trust - 1.63%
   6.280%, 06/15/04 ............................      500,000        506,314
   6.130%, 06/15/04 ............................      500,000        503,855
                                                                 ------------
                                                                   1,010,169
                                                                 ------------
Resolution Funding Corp. - 1.72%
   0.000%, 01/15/97* ...........................      275,000        260,859
   0.000%, 04/15/06* ...........................    1,040,000        571,272
   0.000%, 04/15/10* ...........................      540,000        228,550
                                                                 ------------
                                                                   1,060,681
                                                                 ------------
Total U.S. Government Agency Obligations (Cost
   $5,225,531) ..................................                  5,324,709
                                                                 ------------
See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)            December 31, 1995
-----------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME FUND (CONTINUED)

                                                     Principal
                                                      Amount         Value
                                                   ------------   ------------
FIXED INCOME SECURITIES - (continued)
Collateralized Mortgage Obligations - 36.61%
Federal Home Loan Mortgage Corp. - 25.28%
   6.000%, 12/15/06 .............................    $1,500,000    $ 1,497,560
   5.500%, 12/15/12 .............................       300,000        298,131
   5.000%, 03/15/13 .............................       200,000        197,724
   5.500%, 04/15/13 .............................       600,000        596,519
   5.500%, 01/15/14 .............................       325,000        323,044
   5.000%, 08/15/14 .............................       250,000        247,035
   6.500%, 08/15/14 .............................       750,000        764,602
   7.500%, 09/15/14 .............................       200,000        204,126
   5.750%, 02/15/15 .............................       750,000        749,032
   5.850%, 02/15/18 .............................     1,500,000      1,489,539
   5.400%, 07/15/18 .............................     1,500,000      1,464,352
   6.400%, 01/15/19 .............................     1,000,000      1,011,088
   5.800%, 02/15/19 .............................     1,100,000      1,090,683
   6.250%, 05/15/19 .............................     1,000,000      1,005,977
   6.050%, 05/15/19 .............................       700,000        700,076
   6.000%, 02/15/20 .............................     1,000,000        994,030
   5.500%, 04/15/20 .............................     1,000,000        980,883
   6.350%, 07/15/21 .............................     1,000,000      1,011,530
   6.750%, 05/15/23 .............................     1,000,000      1,003,991
                                                                   ------------
                                                                    15,629,922
                                                                   ------------
Federal National Mortgage Association - 11.30%
   8.670%, 06/01/97 .............................        21,601         21,628
   0.000%, 07/25/98* ............................       250,429        228,642
   0.000%, 09/25/99* ............................        22,684         22,400
   5.950%, 05/25/05 .............................     1,500,000      1,501,110
   5.400%, 11/25/05 .............................     1,300,000      1,280,171
   6.000%, 04/01/09 .............................        24,879         24,640
   6.000%, 03/25/11 .............................        53,735         53,529
   5.500%, 07/25/12 .............................       300,000        297,947
   5.600%, 10/25/13 .............................       200,000        198,867
   5.250%, 11/25/13 .............................       525,000        515,973
   5.750%, 02/25/15 .............................       700,000        698,887
   9.000%, 06/25/18 .............................       241,777        262,223
   5.500%, 02/25/19 .............................     1,175,000      1,150,662
   0.000%, 01/25/22* ............................       377,660        339,021
   0.000%, 03/25/22* ............................       357,659        332,981
   0.000%, 05/25/22* ............................        60,842         56,100
                                                                   ------------
                                                                     6,984,781
                                                                   ------------
Government National Mortgage Association - 0.03%
   11.000%, 12/15/09 ............................         1,760          1,981
   11.000%, 02/15/10 ............................         2,995          3,371
   11.500%, 01/15/13 ............................         1,429          1,620
   11.000%, 03/15/13 ............................           876            986
   11.500%, 07/15/13 ............................         5,103          5,786
   11.000%, 11/15/13 ............................         2,420          2,724
   12.000%, 03/15/14 ............................         1,902          2,176
                                                                   ------------
                                                                        18,644
                                                                   ------------
Total Collateralized Mortgage Obligations (Cost
   $22,252,282) .................................                   22,633,347
                                                                   ------------
See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)            December 31, 1995
-----------------------------------------------------------------------------

INTERMEDIATE FIXED INCOME FUND (CONTINUED)

                                                      Principal
                                                       Amount        Value
                                                     -----------   ---------
FIXED INCOME SECURITIES - (continued)
Asset Backed Securities - 1.07%
Ford Credit Trust 1993 A, 4.850%, 01/15/98  ......    $ 93,381     $ 92,802
GMAC 1991 C Grantor Trust, 5.700%, 12/15/96  .....      44,595       44,613
GMAC 1992 D Grantor Trust, 5.550%, 05/15/97  .....      53,050       53,002
GMAC 1992 E Grantor Trust, 4.750%, 08/15/97  .....     122,233      121,230
GMAC 1992 F Grantor Trust, 4.500%, 09/15/97  .....      58,933       58,450
Morgan Stanley Mortgage Trust, 8.450%, 05/01/17  .      27,423       28,093
Premier Auto Trust 1992, 5.900%, 11/15/97  .......     111,654      111,587
Premier Auto Trust 1992, 5.050%, 01/15/98  .......     114,870      114,077
Premier Auto Trust 1992, 4.550%, 03/15/98  .......      15,666       15,557
Shearson Lehman, 8.750%, 08/27/17  ...............      18,626       18,834
                                                                   ---------
Total Asset Backed Securities (Cost $657,458)  ...                  658,245
                                                                   ---------
Corporate Bonds - 32.41%
Electric Utility - 1.06%
Commonwealth Edison Co., 6.000%, 03/15/98  .......     250,000      250,313
Houston Lighting & Power Co., 7.625%, 03/01/97  ..     100,000      102,500
Long Island Lighting Co., 8.750%, 02/15/97  ......     100,000      101,250
Long Island Lighting Co., 7.625%, 04/15/98  ......     200,000      206,000
                                                                   ---------
                                                                    660,063
                                                                   ---------
Financial Services - 23.65%
American General Finance Corp., 5.000%, 06/15/96..     100,000       99,714
American General Finance Corp., 6.860%, 09/01/97..      75,000       76,594
American General Finance Corp., 8.000%, 02/15/00..     200,000      215,000
American General Finance Corp., 7.250%, 04/15/00..     400,000      420,500
Associates Corp. North America, 4.500%, 02/15/96..     300,000      299,655
Associates Corp. North America, 7.500%, 10/15/96..     550,000      558,179
Associates Corp. North America, 8.625%, 06/15/97..     175,000      182,656
Associates Corp. North America, 6.750%, 07/15/97..      50,000       50,938
Associates Corp. North America, 6.625%, 11/15/97..     300,000      306,000
Associates Corp. North America, 6.375%, 10/15/02..     330,000      336,600
BankAmerica Corp., 6.875%, 11/20/97  .............     475,000      486,281
Beneficial Corp., 8.400%, 06/07/96  ..............     200,000      202,336
Beneficial Corp., 6.790%, 11/20/97  ..............     100,000      102,125
Beneficial Corp., 8.100%, 11/09/99  ..............     375,000      402,656
Beneficial Corp., 6.850%, 06/17/02  ..............     325,000      339,625
Chrysler Financial Corp., 6.000%, 04/15/96  ......     100,000      100,034
Chrysler Financial Corp., 5.080%, 01/27/97  ......     200,000      199,000
Commercial Credit Co., 6.375%, 01/01/96  .........     400,000      400,012
Commercial Credit Co., 6.000%, 04/15/00  .........     200,000      200,750
Commercial Credit Co., 6.375%, 09/15/02  .........     700,000      715,750
Finova Capital Corp., 6.625%, 09/15/01  ..........     775,000      795,344
Ford Motor Credit Corp., 8.000%, 10/01/96  .......      50,000       50,899
Ford Motor Credit Corp., 5.625%, 03/03/97  .......      25,000       25,063
Ford Motor Credit Corp., 7.125%, 12/01/97  .......     200,000      205,750
Ford Motor Credit Corp., 6.550%, 02/03/98  .......     300,000      305,625
Ford Motor Credit Corp., 9.250%, 06/15/98  .......     100,000      108,125
Ford Motor Credit Corp., 6.375%, 10/06/00  .......     400,000      407,000
Ford Motor Credit Corp., 6.250%, 11/08/00  .......     700,000      708,750
General Motors Acceptance Corp., 8.850%, 03/15/96      100,000      100,620
General Motors Acceptance Corp., 7.375%, 01/15/97      150,000      152,812

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)            December 31, 1995
-----------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME FUND (CONTINUED)

                                                     Principal
                                                      Amount          Value
                                                   ------------   -------------
FIXED INCOME SECURITIES - (continued)
General Motors Acceptance Corp., 7.600%, 02/10/97    $  100,000   $   102,250
General Motors Acceptance Corp., 8.375%, 05/01/97       200,000       207,250
General Motors Acceptance Corp., 7.000%, 04/15/98       100,000       103,125
General Motors Acceptance Corp., 6.625%, 03/22/99       800,000       820,000
General Motors Acceptance Corp., 7.125%, 06/01/99       100,000       104,125
General Motors Acceptance Corp., 8.000%, 10/01/99       200,000       214,250
Household Finance Corp., 9.580%, 02/01/96  ......       175,000       175,504
Household Finance Corp., 9.375%, 02/15/96  ......       100,000       100,417
Household Finance Corp., 6.250%, 10/15/97  ......       125,000       126,406
Household Finance Corp., 6.750%, 06/01/00  ......       650,000       670,313
Household Finance Corp., 6.700%, 06/15/02  ......       500,000       518,125
Morgan Stanley Group, Inc., 7.320%, 01/15/97  ...        50,000        50,875
Morgan Stanley Group, Inc., 5.650%, 06/15/97  ...       200,000       200,000
Morgan Stanley Group, Inc., 7.500%, 09/01/99  ...       450,000       471,375
Norwest Financial, Inc., 7.850%, 04/15/97  ......       325,000       334,750
Smith Barney Holdings, Inc., 7.980%, 03/01/00  ..       275,000       293,906
Transamerica Finance Corp., 8.375%, 02/15/98  ...       400,000       421,500
Transamerica Finance Corp., 7.510%, 04/15/02  ...       150,000       161,812
Transamerica Finance Corp., 6.375%, 06/10/02  ...       400,000       408,000
Travelers, Inc., 9.500%, 03/01/02  ..............       500,000       581,250
                                                                 -------------
                                                                   14,619,626
                                                                 -------------
Industrial - 7.70%
Aluminum Co. of America, 4.625%, 02/15/96  ......        50,000        49,937
Philip Morris Cos., Inc., 8.100%, 08/21/96  .....       100,000       101,625
Philip Morris Cos., Inc., 6.375%, 01/15/98  .....       150,000       151,875
Philip Morris Cos., Inc., 6.200%, 02/09/98  .....       200,000       202,000
Philip Morris Cos., Inc., 7.500%, 01/15/02  .....     1,150,000     1,221,875
Sara Lee Corp., 4.800%, 01/13/97  ...............       525,000       521,719
Sears Roebuck & Co., 5.210%, 02/18/97  ..........       250,000       249,062
Sears Roebuck & Co., 7.520%, 02/19/97  ..........       100,000       102,196
Sears Roebuck & Co., 9.250%, 08/01/97  ..........       150,000       158,250
Sears Roebuck & Co., 9.250%, 04/15/98  ..........        25,000        26,906
Sears Roebuck & Co., 6.730%, 08/29/00  ..........     1,000,000     1,030,000
Tele Communications, 7.000%, 08/04/97  ..........       375,000       380,625
Waste Management, Inc., 6.375%, 07/01/97  .......       250,000       252,813
WMX Technologies, Inc., 8.125%, 02/01/98  .......       300,000       314,250
                                                                 -------------
                                                                    4,763,133
                                                                 -------------
Total Corporate Bonds (Cost $19,643,737)  .......                  20,042,822
                                                                 -------------
TOTAL FIXED INCOME SECURITIES - 98.46%
  (Cost $59,756,477)(1)  ........................                  60,874,727
                                                                 -------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.54%                      953,742
                                                                 -------------
NET ASSETS - 100.00%  ............................                $61,828,469
                                                                 =============
(1)Aggregate cost for federal income tax purposes
   is $59,756,477 and net unrealized appreciation
   is as follows:
    Gross unrealized appreciation  ...............   $1,118,689
    Gross unrealized depreciation  ...............         (439)
                                                   ------------
  Net unrealized appreciation  ...................   $1,118,250
                                                   ============

*Zero income bond.
See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)            December 31, 1995
-----------------------------------------------------------------------------
PRINCIPAL PRESERVATION FUND

                                                   Principal
                                                     Amount          Value
                                                 ------------   -------------
FIXED INCOME SECURITIES - 89.37%
U.S. Government Agency Notes - 85.54%
Federal Farm Credit Bank Discount Notes - 7.60%
 5.480%, 02/26/96  ............................... $1,000,000     $   991,628
 5.430%, 03/15/96  ...............................    500,000         494,495
                                                                 -------------
                                                                    1,486,123
                                                                 -------------
Federal Home Loan Bank Discount Notes - 9.61%
 5.580%, 02/05/96  ...............................    400,000         397,892
 5.530%, 02/27/96  ...............................  1,000,000         991,398
 5.440%, 04/25/96  ...............................    500,000         491,387
                                                                 -------------
                                                                    1,880,677
                                                                 -------------
Federal Home Loan Mortgage Corp.
   Discount Notes - 41.81%
 5.560%, 01/31/96  ...............................  1,000,000         995,521
 5.780%, 02/01/96  ...............................    710,000         706,580
 5.560%, 02/08/96  ...............................    900,000         894,861
 5.560%, 02/13/96  ...............................  1,000,000         993,513
 5.520%, 02/20/96  ...............................    900,000         893,238
 5.460%, 03/01/96  ...............................    520,000         515,347
 5.450%, 04/25/96  ...............................  1,750,000       1,719,798
 5.150%, 06/21/96  ...............................  1,500,000       1,463,306
                                                                 -------------
                                                                    8,182,164
                                                                 -------------
Federal National Mortgage Assn.
   Discount Notes - 26.52%
 5.830%, 01/05/96  ...............................    150,000         149,927
 5.540%, 02/12/96  ...............................    750,000         745,264
 5.500%, 03/12/96  ...............................  1,000,000         989,305
 5.470%, 03/28/96  ...............................    750,000         740,199
 5.480%, 03/28/96  ...............................  1,600,000       1,579,054
 5.320%, 04/04/96  ...............................  1,000,000         986,257
                                                                 -------------
                                                                    5,190,006
                                                                 -------------
Total U.S. Government Agency Notes
 (Cost $16,738,970)  .............................                 16,738,970
                                                                 -------------
CERTIFICATES OF DEPOSIT - 3.83%
Imperial Bank
 5.750%, 01/30/96  ...............................    750,000         750,000
                                                                 -------------
Total Certificates of Deposit (Cost $750,000)  ...                    750,000
                                                                 -------------
REPURCHASE AGREEMENTS - 9.20%
Chemical Bank, U.S. Treasury Notes, $1,800,000
  par, 6.875% coupon, due 10/31/96, dated 12/29/95
  to be sold on 01/02/96 at  $1,801,170 ........... 1,800,000       1,800,000
                                                                 -------------
Total Repurchase Agreements (Cost $1,800,000)  ....                 1,800,000
                                                                 -------------
TOTAL INVESTMENTS** - 98.57% (Cost $19,288,970)  ..                19,288,970
                                                                 -------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.43%  .                   279,512
                                                                 -------------
NET ASSETS - 100.00%  .............................               $19,568,482
                                                                 =============



** At December 31, 1995, cost is identical for book and federal income tax purposes.

See accompanying notes to financial statements.

Statement of Assets and Liabilities (unaudited)             December 31, 1995
-----------------------------------------------------------------------------


                                                                                                            McM
                                                             McM                           McM          Intermediate       McM
                                                            Equity          McM           Fixed            Fixed        Principal
                                                          Investment      Balanced        Income           Income     Preservation
                                                             Fund           Fund           Fund             Fund          Fund
                                                         ------------   ------------    ------------   ------------- ---------------
Assets:
   Investments in securities at value (cost
     $6,355,596, $4,646,689, $7,009,970, $59,756,477
     and $19,288,970, respectively)  .................    $7,414,093     $5,189,456     $7,360,857      $60,874,727   $19,288,970
   Dividends and interest receivable .................        17,357         35,045         86,925          695,184         6,102
   Receivable for fund shares sold ...................        42,120              0              0                0             0
   Receivable for securities sold ....................             0              0              0          215,129             0
   Deferred organization cost (Note A) ...............        13,544         13,544         13,544           13,544        13,544
   Other assets ......................................       136,419        285,403         36,120           68,740       366,262
                                                          ----------     ----------     ----------      -----------   -----------
          Total assets  ..............................     7,623,533      5,523,448      7,497,446       61,867,324    19,674,878
                                                          ----------     ----------     ----------      -----------   -----------
Liabilities:
   Payable for securities purchased ..................        69,200         51,488              0                0             0
   Distributions payable .............................             0              0              0                0        92,422
   Accrued expenses ..................................           980              0              0            8,464             0
   Payable to advisor, net ...........................        15,708         10,755         12,668           30,391        13,974
                                                          ----------     ----------     ----------      -----------   -----------
          Total liabilities  .........................        85,888         62,243         12,668           38,855       106,396
                                                          ----------     ----------     ----------      -----------   -----------
Net Assets:
   Applicable to 563,974, 446,668, 692,131, 5,916,157
     and 19,568,508 shares outstanding, respectively      $7,537,645     $5,461,205     $7,484,778      $61,828,469   $19,568,482
                                                          ==========     ==========     ==========      ===========   ===========
Net Assets Consist of:
   Capital paid-in ...................................    $6,481,795     $4,911,908     $7,131,105      $60,565,022   $19,568,508
   Accumulated undistributed (distributions in excess
     of) net investment income  ......................        (2,592)        (1,779)        (4,680)           8,273             0
   Accumulated net realized gain (loss) on investments           (55)         8,309          7,466          136,924           (26)
   Net unrealized appreciation on investments ........     1,058,497        542,767        350,887        1,118,250             0
                                                          ----------     ----------     ----------      -----------   -----------
                                                          $7,537,645     $5,461,205     $7,484,778      $61,828,469   $19,568,482
                                                          ==========     ==========     ==========       ==========   ===========
Net asset value and redemption price per share  ......    $    13.37     $    12.23     $    10.81      $     10.45   $      1.00
                                                          ==========     ==========     ==========       ==========   ===========

See accompanying notes to financial statements.
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
------------------------------------------------------------------------------

                                                                                              McM
                                                   McM                         McM       Intermediate          McM
                                                  Equity         McM          Fixed          Fixed          Principal
                                                Investment     Balanced      Income         Income         Preservation
                                                   Fund          Fund         Fund           Fund              Fund
                                               ------------   ----------    ----------   --------------   --------------
Investment Income:
   Dividends ...............................     $ 74,463      $ 29,737     $      0      $        0         $      0
   Interest ................................        3,446        53,921      227,775       1,439,479          467,431
                                                 --------      --------     --------      ----------         --------
          Total investment income  .........       77,909        83,658      227,775       1,439,479          467,431
                                                 --------      --------     --------      ----------         --------
Expenses:
   Investment advisory fees (Note E) .......       15,145         9,077       12,337          80,488           20,317
   Transfer agent fees .....................       11,416        10,839       10,466          10,472           12,542
   Administration fees .....................        7,944         7,852        7,684           7,721            8,224
   Accounting fees .........................       10,000        10,397       11,867          15,695           10,421
   Custodian fees ..........................        5,728         5,294        2,620           7,575            5,252
   Insurance fees ..........................          433           433          433             433              433
   Legal fees ..............................        1,120           742        1,381           8,323            3,059
   Amortization of organization costs
    (Note  A)  .............................        1,830         1,830        1,830           1,830            1,830
   Registration expenses ...................        2,578         2,005        3,233          10,904            5,049
   Trustees fees ...........................          698           543          772           1,966            1,453
   Auditing fees ...........................        7,500         7,500        7,500           7,500            7,500
   Miscellaneous expenses ..................           73            54           72             364              155
   Other expenses ..........................        1,083            77           49           8,522              110
                                                 --------      --------     --------      ----------         --------
          Total expenses  ..................       65,548        56,643       60,244         161,793           76,345
   Expenses reimbursed (Note E) ............      (42,830)      (44,541)     (42,619)        (46,810)         (51,964)
                                                 --------      --------     --------      ----------         --------
          Net expenses  ....................       22,718        12,102       17,625         114,983           24,381
                                                 --------      --------     --------      ----------         --------
Net Investment Income  .....................       55,191        71,556      210,150       1,324,496          443,050
                                                 --------      --------     --------      ----------         --------
Realized and Unrealized Gain (Loss) on
   Investments:
   Net realized gain (loss) on investments .        7,976        15,731       15,959         427,372              (31)
   Net change in unrealized appreciation on
     investments  ..........................      670,478       319,347      203,395         624,359                0
                                                 --------      --------     --------      ----------         --------
   Net realized and unrealized gain (loss)
     on investments  .......................      678,454       335,078      219,354       1,051,731              (31)
                                                 --------      --------     --------      ----------         --------
Increase in Net Assets from Operations  ....     $733,645      $406,634     $429,504      $2,376,227         $443,019
                                                 ========      ========     ========      ==========         ========

   See accompanying notes to financial statements.

Statement of Changes in Net Assets
------------------------------------------------------------------------------

                                                       McM Equity                 McM Balanced                McM Fixed
                                                     Investment Fund                 Fund                    Income Fund
                                              ---------------------------    ------------------------  -------------------------

                                                   Six           For the         Six         For the       Six          For the
                                               Months Ended      Period      Months Ended    Period     Months Ended    Period
                                                12/31/95          Ended        12/31/95       Ended       12/31/95       Ended
                                               (unaudited)      06/30/95*    (unaudited)     06/30/95*   (unaudited)    06/30/95*
                                              --------------    ---------    -------------   ---------   ------------   ----------
Operations:
   Net investment income ................... $    55,191     $   29,015     $    71,556    $   54,300     $   210,150   $   86,013
   Net realized gain on investments ........       7,976         11,489          15,731        26,219          15,959       28,635
   Net change in unrealized appreciation on
     investments  ..........................     670,478        388,019         319,347       223,420         203,395      147,492
                                             -----------     ----------     -----------    ----------     -----------   ----------
   Increase in net assets ..................     733,645        428,523         406,634       303,939         429,504      262,140
                                             -----------     ----------     -----------    ----------     -----------   ----------
Dividends and Distributions to
   Shareholders:
   From net investment income ..............    (60,852)        (25,947)        (77,776)      (49,859)       (231,306)     (69,497)
   From capital gains ......................    (19,519)              0         (33,641)            0         (37,168)           0
                                             -----------     ----------     -----------    ----------     -----------   ----------
   Total distributions .....................     (80,371)       (25,947)       (111,417)      (49,859)       (268,474)     (69,497)
                                             -----------     ----------     -----------    ----------     -----------   ----------
Capital Share Transactions - Note C  ......    2,018,612      4,463,183       2,096,112     2,815,796         725,109    6,405,996
                                             -----------     ----------     -----------    ----------     -----------   ----------
 Total increase in net assets  .............   2,671,886      4,865,759       2,391,329     3,069,876         886,139    6,598,639

Net Assets:
   Beginning of period .....................   4,865,759              0       3,069,876             0       6,598,639            0
                                             -----------     ----------     -----------    ----------     -----------   ----------
   End of period (including undistributed
     net investment income of ($2,592),
     $3,068, ($1,779), $4,441, ($4,680),
     and $16,516, respectively)  ........... $ 7,537,645     $4,865,759     $ 5,461,205    $3,069,876     $ 7,484,778   $6,598,639
                                             ===========     ==========     ===========    ==========     ===========   ==========

* McM Equity Investment Fund, McM Balanced Fund and McM Fixed Income Fund commenced investment operations on July 14, 1994.

------------------------------------------------------------------------------

                                                       McM Intermediate                      McM Principal
                                                       Fixed Income Fund                   Preservation Fund
                                              ----------------------------------   ----------------------------------
                                               Six Months Ended      For the       Six Months Ended       For the
                                                   12/31/95        Period Ended        12/31/95        Period Ended
                                                  (unaudited)         06/30/95*        (unaudited)         06/30/95**
                                               ----------------   --------------    ----------------   --------------
Operations:
   Net investment income ...................     $ 1,324,496       $   478,032        $   443,050       $   227,772
   Net realized gain (loss) on investments .         427,372           248,988                (31)                5
   Net change in unrealized appreciation on
     investments  ..........................         624,359           493,891                  0                 0
                                                 -----------       -----------        -----------       -----------
   Increase in net assets ..................       2,376,227         1,220,911            443,019           227,777
                                                 -----------       -----------        -----------       -----------
Dividends and Distributions to
   Shareholders:
   From net investment income ..............      (1,390,966)         (403,289)          (443,050)         (227,772)
   From capital gains ......................        (539,436)                0                  0                 0
                                                 -----------       -----------        -----------       -----------
   Total distributions .....................      (1,930,402)         (403,289)          (443,050)         (227,772)
                                                 -----------       -----------        -----------       -----------
Capital Share Transactions - Note C  .......      31,446,385        29,118,637          7,755,568        11,812,940
                                                 -----------       -----------        -----------       -----------
 Total increase in net assets  .............      31,892,210        29,936,259          7,755,537        11,812,945

Net Assets:
   Beginning of period .....................      29,936,259                 0         11,812,945                 0
                                                 -----------       -----------        -----------       -----------
   End of period (including undistributed
     net investment income of $8,273,
     $74,760 $0, and $0, respectively)  ....     $61,828,469       $29,936,259        $19,568,482       $11,812,945
                                                 ===========       ===========        ===========       ===========


 * MCM Intermediate Fixed Income Fund commenced investment operations on July 14, 1994.
** McM Principal Preservation Fund commenced investment operations on July 13,
   1994.

McM FUNDS
Notes to Financial Statements (unaudited)                    December 31, 1995
------------------------------------------------------------------------------

Note (A) Significant Accounting Policies: McM Funds (the "Company") operates as a series company currently issuing five series of shares of beneficial interest (collectively, the "Funds"): McM Equity Investment Fund (the "Equity Investment Fund"), McM Balanced Fund (the "Balanced Fund"), McM Fixed Income Fund (the "Fixed Income Fund"), McM Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund") and McM Principal Preservation Fund (the "Principal Preservation Fund"). The Company is a no-load, open-end management investment company which is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Company was organized as a Delaware business trust on February 3, 1994. The Equity Investment Fund, Balanced Fund, Fixed Income Fund, and Intermediate Fixed Income Fund commenced investment operations on July 14, 1994. The Principal Preservation Fund commenced investment operations on July 13, 1994. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan and Company (the "Advisor"). No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. All Company officers serve without direct compensation from the Fund. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

    (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

    (3) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

McM FUNDS
Notes to Financial Statements (continued)                    December 31, 1995
------------------------------------------------------------------------------


    (4) Federal Income Taxes: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

    (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

    (6) Organization Costs: Organization costs are being amortized on a straight-line basis over five years.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: With respect to the Equity Investment Fund and the Balanced Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually. The Fixed Income Fund and the Intermediate Fixed Income Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option.

Note (C) Capital Share Transactions: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                                                EQUITY INVESTMENT FUND                             BALANCED FUND
                                ------------------------------------------------     ---------------------------------------------
                                 Six Months Ended                                     Six Months Ended
                                  December 31, 1995             Period Ended          December 31, 1995           Period Ended
                                   (unaudited)                June 30, 1995              (unaudited)             June 30, 1995
                                --------------------        --------------------      ------------------       -------------------
                                Shares        Amount        Shares        Amount      Shares       Amount      Shares       Amount
                                ------        ------        ------        ------      ------       ------      ------       ------
Shares sold  .................  183,695     $2,363,708     412,880    $4,521,599     181,474     $2,161,428    267,068   $2,777,969
Shares issued through
  reinvestment of dividends ..    6,106         80,345       2,306        25,947       8,215         99,412      3,518       37,857
Shares redeemed  .............  (33,132)      (425,441)     (7,881)      (84,363)    (13,604)      (164,728)        (3)         (30)
                                -------     ----------     -------    ----------     -------     ----------    -------   ----------
Net Increase  ................  156,669     $2,018,612     407,305    $4,463,183     176,085     $2,096,112    270,583   $2,815,796
                                =======     ==========     =======    ==========     =======     ==========    =======   ==========


                                                FIXED INCOME FUND                             INTERMEDIATE FIXED INCOME FUND
                                ------------------------------------------------     ---------------------------------------------
                                Six Months Ended                                   Six Months Ended
                                 December 31, 1995          Period Ended           December 31, 1995            Period Ended
                                  (unaudited)              June 30, 1995            (unaudited)                June 30, 1995
                               --------------------     --------------------    ---------------------       -------------------
                                Shares      Amount        Shares      Amount      Shares       Amount       Shares        Amount
                                ------      ------        ------      ------      ------       ------       ------        ------
Shares sold  .................   60,814    $ 646,108    620,161    $6,367,978    2,922,984    $30,352,328   3,011,283   $30,365,363
Shares issued through
  reinvestment of dividends ..   25,189      268,299      6,778        69,497      177,687      1,844,742      39,660       403,289
Shares redeemed  .............  (17,735)    (189,298)    (3,076)      (31,479)     (72,344)      (750,685)   (163,113)   (1,650,015)
                                -------    ---------    -------    ----------    ---------    -----------   ---------   -----------
Net Increase  ................   68,268    $ 725,109    623,863    $6,405,996    3,028,327    $31,446,385   2,887,830   $29,118,637
                                =======    =========    =======    ==========    =========    ===========   =========   ===========


                                                    PRINCIPAL PRESERVATION FUND
                                 ----------------------------------------------------------------
                                        Six Months Ended
                                        December 31, 1995                   Period Ended
                                           (unaudited)                     June 30, 1995
                                --------------------------------   ------------------------------
                                       Shares            Amount          Shares          Amount
                                 --------------   --------------    -------------   -------------

Shares sold  .................     29,287,428      $ 29,287,428      20,195,224     $20,195,224
Shares issued through
  reinvestment of dividends ..        334,962           334,962         210,250         210,250
Shares redeemed  .............    (21,866,822)      (21,866,822)     (8,592,534)     (8,592,534)
                                  -----------      ------------      ----------     -----------
Net Increase  ................      7,755,568      $  7,755,568      11,812,940     $11,812,940
                                  ===========      ============      ==========     ===========

McM FUNDS
Notes to Financial Statements (continued)                    December 31, 1995
------------------------------------------------------------------------------

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six month period ended December 31, 1995 were:

                                   Aggregate      Proceeds from
                                   Purchases          Sales
                                  ------------   ---------------

Equity Investment Fund  .......   $ 2,044,151      $    30,437
Balanced Fund  ................     2,278,351          427,690
Fixed Income Fund  ............     2,239,358        1,454,492
Intermediate Fixed Income Fund     54,876,772       22,057,775


Note (E) Advisory, Administration and Distribution Services Agreements: Under its Advisory Agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: 0.50% for the Equity Investment Fund; 0.45% for the Balanced Fund; 0.35% for the Fixed Income Fund; 0.35% for the Intermediate Fixed Income Fund; and 0.25% for the Principal Preservation Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb the Equity Investment Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund, and Principal Preservation Fund operating expenses which cause total expenses to exceed 0.75%, 0.60%, 0.50%, 0.50%, and 0.30%, respectively. For the period July 1, 1995 through December 31, 1995, the Advisor absorbed, subject to repayment, expenses totalling $228,764; $42,830 for the Equity Investment Fund, $44,541 for the Balanced Fund, $42,619 for the Fixed Income Fund, $46,810 for the Intermediate Fixed Income Fund, and $51,964 for the Principal Preservation Fund.

The investment advisory agreement provides that any fee reductions or expense reimbursements made by the Advisor are subject to reimbursement by the Funds within three years from the commencement of operations provided that the Funds are able to make such reimbursements and remain in compliance with applicable expense limitations. Since July 14, 1994 (July 13, 1994 for the Principal Preservation Fund) through December 31, 1995, the Advisor has reduced its management fee and absorbed Fund expenses in the aggregate amount of $719,442. As of December 31, 1995, there has been no recapture of this absorbed amount. The Advisor generally seeks recapture for the oldest reductions and waivers before payment by the Funds of fees and expenses for the current year.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                              McM Equity                      McM Balanced                   McM  Fixed
                                            Investment Fund                      Fund                        Income Fund
                                    ------------------------------   -------------------------------  -----------------------------
                                    Six Months Ended    For the      Six Months Ended     For the     Six Months Ended     For the
                                        12/31/95      Period Ended       12/31/95       Period Ended     12/31/95       Period Ended
                                      (unaudited)      06/30/95*       (unaudited)        06/30/95*     (unaudited)       06/30/95*
                                    ----------------  ------------   -----------------  ------------   ----------------  -----------
Net Asset Value, beginning of period    $ 11.95         $ 10.00         $ 11.35          $ 10.00          $ 10.58         $ 10.00
   Income from investment operations
   Net investment income ............      0.11            0.19            0.21             0.36             0.33            0.55
   Net realized and unrealized gain
     on investments  ................      1.47            1.94            0.99             1.33             0.31            0.56
                                        -------         -------         -------          -------          -------         -------
     Total from investment
        operations ..................      1.58            2.13            1.20             1.69             0.64            1.11
                                        -------         -------         -------          -------          -------         -------
   Less Distributions:
   From net investment income .......     (0.12)          (0.18)          (0.23)           (0.34)           (0.35)          (0.53)
   From capital gains ...............     (0.04)           0.00           (0.09)            0.00            (0.06)           0.00
                                        -------         -------         -------          -------          -------         -------

     Total distributions  ...........     (0.16)          (0.18)          (0.32)           (0.34)           (0.41)          (0.53)
                                        -------         -------         -------          -------          -------         -------

Net Asset Value, end of period  .....   $ 13.37         $ 11.95         $ 12.23          $ 11.35          $ 10.81         $ 10.58
                                        =======         =======         =======          =======          =======         =======
Total return (2) ....................    13.21%          21.57%          10.58%           17.31%            6.16%          11.55%
Ratios/Supplemental Data
   Net assets, end of period (in
     000's)  ........................   $ 7,538         $ 4,866         $ 5,461          $ 3,070          $ 7,485         $ 6,599
   Ratio of expenses to average net
     assets before reimbursement of
     expenses by Advisor (1) ........     2.20%           8.48%           2.85%            8.41%            1.74%           7.29%
   Ratio of expenses to average net
     assets after reimbursement of
     expenses by Advisor (1) ........     0.75%           0.75%           0.60%            0.60%            0.50%           0.50%
   Ratio of net investment income to
     average net assets before
     reimbursement of expenses by
     Advisor (1) ....................     0.41%          -5.50%           1.36%           -3.54%            4.83%          -0.47%
   Ratio of net investment income to
     average net assets after
     reimbursement of expenses by
     Advisor (1) ....................     1.85%           2.24%           3.60%            4.28%            6.06%           6.33%
   Portfolio turnover (2)  ...........    0.52%           1.81%          10.87%           81.05%           21.23%         150.77%


* McM Equity Investment Fund, McM Balanced Fund and McM Fixed Income Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.

-----------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                           McM Intermediate                      McM Principal
                                                           Fixed Income fund                   Preservation Fund
                                                  ----------------------------------   ----------------------------------
                                                   Six Months Ended      For the       Six Months Ended       For the
                                                       12/31/95        Period Ended        12/31/95        Period Ended
                                                      (unaudited)        06/30/95*         (unaudited)       06/30/95**
                                                   ----------------   --------------    ----------------   --------------
Net Asset Value, beginning of period  ..........     $     10.37        $    10.00        $      1.00       $      1.00
                                                     -----------        ----------        -----------       -----------
   Income from investment operations
   Net investment income .......................            0.29              0.54               0.03              0.05
   Net realized and unrealized gain on
     investments  ..............................            0.20              0.34               0.00              0.00
                                                     -----------        ----------        -----------       -----------
    Total from investment operations ...........            0.49              0.88               0.03              0.05
                                                     -----------        ----------        -----------       -----------
   Less Distributions:
   From net investment income ..................           (0.31)            (0.51)             (0.03)            (0.05)
   From capital gains ..........................           (0.10)             0.00               0.00              0.00
                                                     -----------        ----------        -----------       -----------
    Total distributions ........................           (0.41)            (0.51)             (0.03)            (0.05)
                                                     -----------        ----------        -----------       -----------
Net Asset Value, end of period  ................     $     10.45        $    10.37        $      1.00       $      1.00
                                                     ===========        ==========        ===========       ===========
Total return (2) ...............................           4.82%             9.19%              2.81%             5.10%
Ratios/Supplemental Data
   Net assets, end of period (in 000's) ........     $    61,828        $   29,936        $    19,568       $    11,813
   Ratio of expenses to average net assets
     before reimbursement of expenses by
     Advisor (1) ...............................           0.71%             1.72%              0.96%             2.77%
   Ratio of expenses to average net assets after
     reimbursement of expenses by Advisor (1) ..           0.50%             0.50%              0.30%             0.30%
   Ratio of net investment income to average net
     assets before reimbursement of expenses by
     Advisor (1) ...............................           5.64%             5.01%              4.92%             2.91%
   Ratio of net investment income to average net
     assets after reimbursement of expenses by
     Advisor (1) ...............................           5.84%             6.24%              5.57%             5.38%
   Portfolio turnover (2)  .....................         48.89%           227.09%                N/A               N/A


* McM Intermediate Fixed Income Fund commenced investment operations on July 14, 1994.
** McM Principal Preservation Fund commenced investment operations on July 13, 1994.
(1) Annualized.
(2) Not annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

BOARD OF TRUSTEES
Robert R. Barron
David B. McCleary
Thomas A. Morton
Terry A. O'Toole
Walter B. Rose                                              McM Funds
Kenneth I. Rosenblum                                        ---------

OFFICERS
Thomas A. Morton, CEO and President
Terry A. O'Toole, Vice President and Treasurer
Deane A. Nelson, Vice President and Secretary

INVESTMENT ADVISOR                                         SEMI-ANNUAL
McMorgan & Company                                           REPORT
One Bush Street, Suite 800
San Francisco, CA 94104
(800) 788-9485                                           DECEMBER 31, 1995

UNDERWRITER
Fund/Plan Broker Services, Inc.
2 W. Elm Street
Conshohocken, PA 19428

SHAREHOLDER SERVICES
Fund/Plan Services, Inc.
2 W. Elm Street
Conshohocken, PA 19428

CUSTODIAN
Citibank, N.A.
111 Wall Street
New York, New York 10005

LEGAL COUNSEL
Heller, Ehrman, White & McAuliffe
333 Bush Street
San Francisco, CA 94104-2878
                                                   Equity Investment Fund
AUDITORS                                                Balanced Fund
Tait, Weller & Baker                                  Fixed Income Fund
2 Penn Center Plaza, Suite 700                  Intermediate Fixed Income Fund
Philadelphia, PA 19102-1707                       Principal Preservation Fund

FOR ADDITIONAL INFORMATION ABOUT MCM FUNDS CALL:
             (800) 788-9485

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.